Document and Entity Information	Dec. 29, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 29, 2023
Entity Registrant Name	Carmell Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-40228
Entity Tax Identification Number	86-1645738
Entity Address Address Line 1	2403 Sidney Street
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Pittsburgh
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15203
City Area Code	281
Local Phone Number	297-8276
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001842939
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CTCX
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	CTCXW
Security Exchange Name	NASDAQ